Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2015 Fund

June 30, 2019

Z15-QTLY-0819
1.9884234.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	117	$1,177
Fidelity Series Blue Chip Growth Fund (a)	135	2,065
Fidelity Series Commodity Strategy Fund (a)	716	3,372
Fidelity Series Growth Company Fund (a)	241	4,182
Fidelity Series Intrinsic Opportunities Fund (a)	305	5,014
Fidelity Series Large Cap Stock Fund (a)	305	4,573
Fidelity Series Large Cap Value Index Fund (a)	98	1,260
Fidelity Series Opportunistic Insights Fund (a)	123	2,284
Fidelity Series Small Cap Discovery Fund (a)	54	597
Fidelity Series Small Cap Opportunities Fund (a)	133	1,850
Fidelity Series Stock Selector Large Cap Value Fund (a)	278	3,418
Fidelity Series Value Discovery Fund (a)	189	2,426
TOTAL DOMESTIC EQUITY FUNDS
(Cost $31,927)		32,218

International Equity Funds - 18.3%
Fidelity Series Canada Fund (a)	57	619
Fidelity Series Emerging Markets Fund (a)	75	726
Fidelity Series Emerging Markets Opportunities Fund (a)	341	6,514
Fidelity Series International Growth Fund (a)	358	5,821
Fidelity Series International Small Cap Fund (a)	79	1,283
Fidelity Series International Value Fund (a)	593	5,711
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,452)		20,674

Bond Funds - 41.4%
Fidelity Series Emerging Markets Debt Fund (a)	82	801
Fidelity Series Floating Rate High Income Fund (a)	18	168
Fidelity Series High Income Fund (a)	89	849
Fidelity Series Inflation-Protected Bond Index Fund (a)	835	8,362
Fidelity Series International Credit Fund (a)	6	59
Fidelity Series Investment Grade Bond Fund (a)	2,696	30,812
Fidelity Series Long-Term Treasury Bond Index Fund (a)	558	5,192
Fidelity Series Real Estate Income Fund (a)	48	533
TOTAL BOND FUNDS
(Cost $45,745)		46,776

Short-Term Funds - 11.8%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	10,727	10,727
Fidelity Series Short-Term Credit Fund (a)	251	2,525
TOTAL SHORT-TERM FUNDS
(Cost $13,232)		13,252
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $111,356)		112,920
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$112,920

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,172	$44	$91	$--	$(22)	$74	$1,177
Fidelity Series Blue Chip Growth Fund	2,112	--	119	--	11	61	2,065
Fidelity Series Canada Fund	567	32	14	--	--	34	619
Fidelity Series Commodity Strategy Fund	3,270	143	--	--	--	(41)	3,372
Fidelity Series Emerging Markets Debt Fund	768	28	7	12	(1)	13	801
Fidelity Series Emerging Markets Fund	671	68	3	--	--	(10)	726
Fidelity Series Emerging Markets Opportunities Fund	6,070	334	94	--	1	203	6,514
Fidelity Series Floating Rate High Income Fund	165	3	--	2	--	--	168
Fidelity Series Government Money Market Fund 2.44%	9,832	1,008	112	61	--	(1)	10,727
Fidelity Series Growth Company Fund	4,276	58	264	--	17	95	4,182
Fidelity Series High Income Fund	825	14	--	13	--	10	849
Fidelity Series Inflation-Protected Bond Index Fund	8,072	219	121	9	--	192	8,362
Fidelity Series International Credit Fund	57	--	--	--	--	2	59
Fidelity Series International Growth Fund	5,284	335	196	--	6	392	5,821
Fidelity Series International Small Cap Fund	1,267	--	41	--	(1)	58	1,283
Fidelity Series International Value Fund	5,250	354	101	--	(6)	214	5,711
Fidelity Series Intrinsic Opportunities Fund	5,248	--	224	--	(13)	3	5,014
Fidelity Series Investment Grade Bond Fund	29,732	1,078	670	242	2	670	30,812
Fidelity Series Large Cap Stock Fund	4,537	73	145	31	2	106	4,573
Fidelity Series Large Cap Value Index Fund	1,269	16	75	--	5	45	1,260
Fidelity Series Long-Term Treasury Bond Index Fund	5,489	239	822	39	43	243	5,192
Fidelity Series Opportunistic Insights Fund	2,297	--	148	--	8	127	2,284
Fidelity Series Real Estate Income Fund	514	13	2	7	--	8	533
Fidelity Series Short-Term Credit Fund	2,458	70	23	17	--	20	2,525
Fidelity Series Small Cap Discovery Fund	615	15	32	13	--	(1)	597
Fidelity Series Small Cap Opportunities Fund	1,888	--	104	--	(4)	70	1,850
Fidelity Series Stock Selector Large Cap Value Fund	3,465	--	197	--	(7)	157	3,418
Fidelity Series Value Discovery Fund	2,451	--	93	--	(3)	71	2,426
Total	$109,621	$4,144	$3,698	$446	$38	$2,815	$112,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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